Segments - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 segment item	Dec. 31, 2022 item	Dec. 31, 2022 item	Dec. 31, 2021 item
Segments
Number of operating segments	3	2
Number of Regions	3	3	3
Display Solutions | Customer one
Segments
Number Of Customer		2
Revenue (as a percent)			46.00%	30.00%
Display Solutions | Customer two
Segments
Number Of Customer				2
Revenue (as a percent)			13.00%	12.00%
Sensor Technologies | Customer one
Segments
Number Of Customer		1
Revenue (as a percent)			9.00%	13.00%